SUPPLEMENTARY BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
SUPPLEMENTARY BALANCE SHEET INFORMATION
NOTE 12:-	SUPPLEMENTARY BALANCE SHEET INFORMATION

a.	Other current assets:

	December 31,
	2011	2010

Receivables in respect of capital leases (see c below)	$3,129	$1,945
VAT receivables	2,428	1,588
Prepaid expenses	3,404	2,968
Deferred charges	7,989	6,559
Tax receivables	1,582	857
Employees	118	140
Income receivable	1,155	898
Advance payments to suppliers	1,268	1,613
Short term deferred taxes	55	1,462
Receivables from aborted merger	2,750	2,750
Adjustment to Wavestream purchase price	-	1,030
Other	1,889	1,163

	$25,767	$22,973

b.	Long-term trade receivables, receivables in respect of capital leases and other receivables:

	December 31,
	2011	2010

Long-term receivables in respect of capital leases (see c below)	$20,127	$5,947
Long-term deferred taxes	-	484
Other receivables	92	107

	$20,219	$6,538

c.	Receivables in respect of capital and operating leases:

The Group's contracts with customers contain long-term commitments, for remaining periods ranging from one to ten years, to provide network services, equipment, installation and maintenance.

The aggregate minimum future payments to be received by the Group under these contracts as of December 31, 2011, are as follows (including unearned interest income in the amount of $ 7,571):

Capital
Year ending December 31,	lease

2012	$3,129
2013	2,988
2014	2,947
2015	2,814
2016	2,687
2017 and after	16,261

$$30,826

The net investments in capital lease receivables as of December 31, 2011, are $ 23,255. Total revenue from capital and operating leases amounted to $ 15,064, $ 8,868 and $ 6,018 in the years ended December 31, 2011, 2010 and 2009, respectively.

d.	Short-term bank credit:

The following is classified by currency and interest rates:

	Weighted average interest rate
	December 31,		December 31,
	2011	2010	2011	2010
	%
In dollars	4.0	4.5	$2,971	$2,129

e.	Other current liabilities:

	December 31,
	2011	2010

Deferred revenue	$12,129	$10,441
Payroll and related employee accruals	7,613	7,947
Government authorities	2,472	4,452
Advances from customers	4,279	5,865
Provision for vacation pay	5,922	6,151
Capital lease	800	970
Hedging Instruments	799	-
Other	2,750	3,849

	$36,764	$39,675

f.	Long-term loans:

		Interest rate for			December 31,
		2011	2010		2011	2010
	Linkage	%	%	Maturity

Loans from banks:
(a)	U.S.dollar	4.77%	4.77%	2012-2022	$40,000	$40,000
(b)	Euro	LIBOR +2.75%	6.3%	2001-2020	4,350	5,399
(c)	Euro	7.9%	7.9%	2012-2017	652	757
Other loans:	U.S.dollar / NIS	6%	10% / 6%	2011-2014	69	392

					45,071	46,548
Less - current maturities					4,718	1,346

					$40,353	$45,202

(a)
The Company entered into a loan agreement with an Israeli bank. The loan is secured  initially by a floating charge on the assets of the Company which will be converted to a negative pledge in October 2012, and is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2011 the Company's management believes it is in compliance with these covenants.

As part of the loan agreement, the Company also received a credit line of $ 5,000 from the bank. As of December 31, 2011, the Company used approximately $ 3,119 of this credit line.

(b)
A Dutch subsidiary of the Company entered into a mortgage and loan agreement with a German bank. The amount of the mortgage as of December 31, 2011, is collateralized by the subsidiary's facilities in Germany.

(c)	Raysat BG entered into a mortgage business loan with a Bulgarian bank. The amount of the mortgage as of December 31, 2011, is collateralized by Raysat BG building in Bulgaria.

g.	Long-term debt maturities for loans after December 31, 2011, are as follows:

Year ending December 31,

2012	$4,718
2013	4,616
2014	4,687
2015	4,633
2016	4,643
2017 and after	21,774

$45,071

Interest expenses on the long-term loans amounted to $ 2,318, $ 626 and $ 708 for the years ended December 31, 2011, 2010 and 2009, respectively.

h.	As for the convertible subordinated notes, see Note 9.

i.	Other long-term liabilities:

	December 31,
	2011	2010

Deferred revenue	$1,372	$1,878
Space segment	750	1,000
Restructuring charge (mainly termination of lease commitments)	811	1,080
Long-term tax accrual	6,265	7,592
Long term deferred taxes	6,349	8,126
Deferred income	6,080	6,730
Contingent consideration	469	2,539
Capital lease	-	777
Other	3,245	2,956

	$25,341	$32,678